INCOME TAXES (Income Tax Expenses) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
PRC current tax	$ 9,380,045	$ 16,465,233	$ 8,619,367
PRC deferred tax	512,458	(1,265,238)	(500,015)
Foreign Income Tax Expense (Benefit), Continuing Operations, Total	9,892,503	15,199,995	8,119,352
US current tax	87,823	42,487	10,243
US deferred tax		(150,000)
Income Tax Expense (Benefit), Continuing Operations, Total	87,823	(107,513)	10,243
Total provison for income taxes	$ 9,980,326	$ 15,092,482	$ 8,129,595